RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Related Party Transaction [Line Items]
Management fees paid	$ 2,709,730	$ 5,890,621
Series Fifteen [Member]
Related Party Transaction [Line Items]
Management fees paid	442,613	40,762
Series Sixteen [Member]
Related Party Transaction [Line Items]
Management fees paid	172,998	898,680
Series Seventeen [Member]
Related Party Transaction [Line Items]
Management fees paid	1,700,355	4,855,319
Series Eighteen [Member]
Related Party Transaction [Line Items]
Management fees paid	341,641	28,018
Series Nineteen [Member]
Related Party Transaction [Line Items]
Management fees paid	$ 52,123	$ 67,842